Earnings per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss	$ (806)	$ (1,143)	$ (502)	$ (724)	$ (420)	$ (2,789)	$ (659)
Denominator:
Weighted-average common shares, basic	13,643				10,942	12,765	10,827
Incremental dilutive shares	0				0	0	0
Weighted-average common shares, diluted	13,643				10,942	12,765	10,827
Net loss per share, basic and diluted	$ (0.06)				$ (0.04)	$ (0.22)	$ (0.06)
Warrant [Member]
Denominator:
Incremental dilutive shares	0				0	0	0
Employee Stock Option [Member]
Denominator:
Incremental dilutive shares	0				0	0	0